UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2016
Date of reporting period: January 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (92.79%)
CONSUMER DISCRETIONARY – (20.54%)
Consumer Durables & Apparel – (4.51%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	127,010	$8,255,127
Hermes International (France)	22,954	7,809,256
Hunter Douglas N.V. (Netherlands)	18,510	743,045
		16,807,428
Consumer Services – (2.09%)
Las Vegas Sands Corp.	76,700	3,459,170
Xiabu Xiabu Catering Management Co., Ltd. (China)	11,928,260	4,331,471
		7,790,641
Media – (5.29%)
Grupo Televisa S.A.B., ADR (Mexico)	178,660	4,730,917
Liberty Global PLC, LiLAC Class C *	7,574	279,102
Liberty Global PLC, Series C *	151,610	5,050,129
Naspers Ltd. - N (South Africa)	76,650	9,686,492
		19,746,640
Retailing – (8.65%)
Amazon.com, Inc. *	23,500	13,794,500
CarMax, Inc. *	202,450	8,944,241
JD.com Inc., Class A, ADR (China)*	256,060	6,665,242
Jumei International Holding Ltd., Class A, ADR (China)*	14,050	90,482
Vipshop Holdings Ltd., Class A, ADR (China)*	217,080	2,787,307
		32,281,772
	Total Consumer Discretionary	76,626,481
CONSUMER STAPLES – (6.53%)
Food, Beverage & Tobacco – (5.83%)
Diageo PLC (United Kingdom)	403,655	10,867,000
Heineken Holding N.V. (Netherlands)	75,389	5,769,368
United Spirits Ltd. (India)*	137,700	5,098,135
		21,734,503
Household & Personal Products – (0.70%)
Dabur India Ltd. (India)	251,833	938,900
Marico Ltd. (India)	505,442	1,672,965
		2,611,865
	Total Consumer Staples	24,346,368
ENERGY – (7.35%)
Apache Corp.	186,000	7,912,440
Cabot Oil & Gas Corp.	317,110	6,580,032
Encana Corp. (Canada)	2,695,470	11,779,204
Ultra Petroleum Corp. *	507,450	1,146,837
	Total Energy	27,418,513

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (13.56%)
Banks – (3.65%)
JPMorgan Chase & Co.	163,740	$9,742,530
Standard Chartered PLC (United Kingdom)*	271,493	1,831,489
Wells Fargo & Co.	40,620	2,040,343
		13,614,362
Diversified Financials – (8.58%)
Capital Markets – (4.17%)
CETIP S.A. - Mercados Organizados (Brazil)	71,420	685,114
Charles Schwab Corp.	149,760	3,823,373
Noah Holdings Ltd., ADS (China)*	431,380	11,047,642
		15,556,129
Consumer Finance – (1.13%)
American Express Co.	65,200	3,488,200
LendingClub Corp. *	97,720	721,174
		4,209,374
Diversified Financial Services – (3.28%)
Berkshire Hathaway Inc., Class B *	75,180	9,756,109
BM&FBOVESPA S.A. (Brazil)	964,300	2,489,423
		12,245,532
		32,011,035
Insurance – (1.33%)
Multi-line Insurance – (1.33%)
Sul America S.A. (Brazil)	1,090,200	4,935,169
	Total Financials	50,560,566
HEALTH CARE – (3.14%)
Health Care Equipment & Services – (1.49%)
Diagnosticos da America S.A. (Brazil)	368,380	958,524
Essilor International S.A. (France)	37,212	4,616,589
		5,575,113
Pharmaceuticals, Biotechnology & Life Sciences – (1.65%)
Valeant Pharmaceuticals International, Inc. (Canada)*	68,050	6,139,471
	Total Health Care	11,714,584
INDUSTRIALS – (21.98%)
Capital Goods – (14.13%)
Assa Abloy AB, Class B (Sweden)	619,690	13,134,413
Brenntag AG (Germany)	23,210	1,138,861
Havells India Ltd. (India)	1,713,120	7,544,745
IMI PLC (United Kingdom)	76,940	888,437
Rockwell Automation, Inc.	138,250	13,212,552
Schneider Electric SE (France)	53,820	2,871,606
United Technologies Corp.	123,730	10,849,884
Univar Inc. *	103,450	1,314,850
WESCO International, Inc. *	43,320	1,749,262
		52,704,610

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (7.85%)
CAR Inc. (China)*	4,946,900	$6,217,520
Kuehne + Nagel International AG (Switzerland)	69,855	9,245,306
Wesco Aircraft Holdings, Inc. *	1,223,310	13,811,170
		29,273,996
	Total Industrials	81,978,606
INFORMATION TECHNOLOGY – (16.74%)
Software & Services – (16.74%)
58.com Inc., Class A, ADR (China)*	6,200	347,820
Alphabet Inc., Class A *	8,773	6,679,324
Alphabet Inc., Class C *	18,043	13,405,047
Angie's List Inc. *	374,960	3,183,410
ASAC II L.P. *(a)	2,100,000	5,209,890
Baidu, Inc., Class A, ADR (China)*	27,370	4,468,700
Facebook Inc., Class A *	37,850	4,247,148
GrubHub, Inc. *	40,410	761,729
Quotient Technology Inc. *	1,324,740	8,041,172
SouFun Holdings Ltd., Class A, ADR (China)	2,030,290	12,100,528
YY Inc., Class A, ADR (China)*	68,780	3,996,806
	Total Information Technology	62,441,574
MATERIALS – (2.95%)
LafargeHolcim Ltd. (Switzerland)*	103,636	4,394,896
Monsanto Co.	72,910	6,605,646
	Total Materials	11,000,542
TOTAL COMMON STOCK – (Identified cost $376,315,959)		346,087,234
PREFERRED STOCK – (5.18%)
INFORMATION TECHNOLOGY – (5.18%)
Software & Services – (5.18%)
Didi Kuaidi Joint Co., Series A (China)*(a)	433,003	13,239,716
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	1,630,518	6,091,616
	Total Information Technology	19,331,332
TOTAL PREFERRED STOCK – (Identified cost $17,060,564)		19,331,332

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2016 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (2.11%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.34%, 02/01/16, dated 01/29/16, repurchase value of $2,598,074 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.875%-1.75%, 09/28/16-06/22/20, total market value $2,649,960)	$2,598,000	$2,598,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.36%, 02/01/16, dated 01/29/16, repurchase value of $2,630,079 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-3.75%, 04/01/41-12/20/45, total market value $2,682,600)	2,630,000	2,630,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.46%, 02/01/16, dated 01/29/16, repurchase value of $2,630,101 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.50%, 01/01/21-01/01/46, total market value $2,682,600)	2,630,000	2,630,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,858,000)	7,858,000
		Total Investments – (100.08%) – (Identified cost $401,234,523) – (b)	373,276,566
		Liabilities Less Other Assets – (0.08%)	(290,798)
		Net Assets – (100.00%)	$372,985,768

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $24,541,222 or 6.58% of the Fund's net assets as of January 31, 2016.

(b)	Aggregate cost for federal income tax purposes is $401,679,015. At January 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$33,349,509
		Unrealized depreciation	(61,751,958)
		Net unrealized depreciation	$(28,402,449)

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (85.98%)
CONSUMER DISCRETIONARY – (20.32%)
Consumer Durables & Apparel – (7.46%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	37,870	$2,461,394
Hermes International (France)	8,600	2,925,834
Hunter Douglas N.V. (Netherlands)	35,343	1,418,770
		6,805,998
Consumer Services – (1.71%)
Xiabu Xiabu Catering Management Co., Ltd. (China)	4,300,180	1,561,511
Media – (5.51%)
Grupo Televisa S.A.B., ADR (Mexico)	57,680	1,527,367
Naspers Ltd. - N (South Africa)	27,750	3,506,851
		5,034,218
Retailing – (5.64%)
Ctrip.com International, Ltd., ADR (China)*	21,560	920,181
JD.com Inc., Class A, ADR (China)*	107,340	2,794,060
Jumei International Holding Ltd., Class A, ADR (China)*	6,200	39,928
Vipshop Holdings Ltd., Class A, ADR (China)*	108,780	1,396,735
		5,150,904
	Total Consumer Discretionary	18,552,631
CONSUMER STAPLES – (9.92%)
Food, Beverage & Tobacco – (6.96%)
Diageo PLC (United Kingdom)	126,447	3,404,144
Heineken Holding N.V. (Netherlands)	22,860	1,749,430
United Spirits Ltd. (India)*	32,280	1,195,118
		6,348,692
Household & Personal Products – (2.96%)
Dabur India Ltd. (India)	104,210	388,522
L'Oréal S.A. (France)	10,880	1,859,661
Marico Ltd. (India)	137,630	455,542
		2,703,725
	Total Consumer Staples	9,052,417
ENERGY – (5.03%)
Encana Corp. (Canada)	779,450	3,406,196
Paramount Resources Ltd., Class A (Canada)*	361,750	1,187,844
	Total Energy	4,594,040
FINANCIALS – (9.54%)
Banks – (0.60%)
Standard Chartered PLC (United Kingdom)*	80,834	545,306
Diversified Financials – (6.69%)
Capital Markets – (3.81%)
Noah Holdings Ltd., ADS (China)*	135,670	3,474,509
Diversified Financial Services – (2.88%)
BM&FBOVESPA S.A. (Brazil)	554,760	1,432,161
Groupe Bruxelles Lambert S.A. (Belgium)	11,200	851,514
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,960	347,354
		2,631,029
		6,105,538

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.25%)
Multi-line Insurance – (2.25%)
Sul America S.A. (Brazil)	453,500	$2,052,925
	Total Financials	8,703,769
HEALTH CARE – (7.04%)
Health Care Equipment & Services – (4.18%)
Diagnosticos da America S.A. (Brazil)	202,090	525,838
Essilor International S.A. (France)	26,500	3,287,638
		3,813,476
Pharmaceuticals, Biotechnology & Life Sciences – (2.86%)
Valeant Pharmaceuticals International, Inc. (Canada)*	29,000	2,616,380
	Total Health Care	6,429,856
INDUSTRIALS – (21.34%)
Capital Goods – (11.93%)
Assa Abloy AB, Class B (Sweden)	188,830	4,002,277
Brenntag AG (Germany)	14,320	702,649
Havells India Ltd. (India)	400,540	1,764,017
IMI PLC (United Kingdom)	22,220	256,577
Meggitt PLC (United Kingdom)	199,216	1,036,120
Rolls-Royce Holdings PLC (United Kingdom)	43,000	342,045
Schneider Electric SE (France)	52,230	2,786,771
		10,890,456
Commercial & Professional Services – (1.74%)
Regus PLC (United Kingdom)	377,000	1,593,693
Transportation – (7.67%)
CAR Inc. (China)*	1,697,500	2,133,506
InterGlobe Aviation Ltd. (India)*	113,627	1,456,381
Kuehne + Nagel International AG (Switzerland)	25,770	3,410,658
		7,000,545
	Total Industrials	19,484,694
INFORMATION TECHNOLOGY – (8.71%)
Software & Services – (8.71%)
58.com Inc., Class A, ADR (China)*	3,340	187,374
Baidu, Inc., Class A, ADR (China)*	15,805	2,580,483
SouFun Holdings Ltd., Class A, ADR (China)	559,470	3,334,441
YY Inc., Class A, ADR (China)*	31,830	1,849,641
	Total Information Technology	7,951,939
MATERIALS – (4.08%)
Air Liquide S.A. (France)	6,240	645,275
LafargeHolcim Ltd. (Switzerland)*	59,317	2,515,458
Linde AG (Germany)	4,140	563,351
	Total Materials	3,724,084
TOTAL COMMON STOCK – (Identified cost $90,203,433)		78,493,430

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2016 (Unaudited)

		Units/Principal	Value
PREFERRED STOCK – (5.86%)
INFORMATION TECHNOLOGY – (5.86%)
Software & Services – (5.86%)
	Didi Kuaidi Joint Co., Series A (China)*(a)	117,069	$3,579,561
	Internet Plus Holdings Ltd., Series A-10 (China)*(a)	475,314	1,775,773
		Total Information Technology	5,355,334
	TOTAL PREFERRED STOCK – (Identified cost $4,719,198)		5,355,334
SHORT-TERM INVESTMENTS – (7.87%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.34%, 02/01/16, dated 01/29/16, repurchase value of $2,376,067 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.875%-1.75%, 09/28/16-06/22/20, total market value $2,423,520)	$2,376,000	2,376,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.36%, 02/01/16, dated 01/29/16, repurchase value of $2,403,072 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.528%-7.50%, 06/01/19-01/20/46, total market value $2,451,060)	2,403,000	2,403,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.46%, 02/01/16, dated 01/29/16, repurchase value of $2,403,092 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.126%-5.50%, 11/01/22-01/01/46, total market value $2,451,060)	2,403,000	2,403,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,182,000)		7,182,000
	Total Investments – (99.71%) – (Identified cost $102,104,631) – (b)		91,030,764
	Other Assets Less Liabilities – (0.29%)		263,475
	Net Assets – (100.00%)		$91,294,239

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $5,355,334 or 5.86% of the Fund's net assets as of January 31, 2016.

(b)	Aggregate cost for federal income tax purposes is $102,116,696. At January 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$6,649,726
	Unrealized depreciation		(17,735,658)
	Net unrealized depreciation		$(11,085,932)

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2016 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities.  Values may be further adjusted for any discounts related to security-specific resale restrictions.  The Fund may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment.  A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2016 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2016 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$45,801,090	$6,678,271
Energy	27,418,513	4,594,040
Financials	40,619,371	3,474,509
Health Care	6,139,471	2,616,380
Industrials	40,937,718	1,456,381
Information Technology	57,231,684	7,951,939
Materials	6,605,646	–
Total Level 1	224,753,493	26,771,520
Level 2 – Other Significant Observable Inputs:
Equity securities*:
Consumer Discretionary	30,825,391	11,874,360
Consumer Staples	24,346,368	9,052,417
Financials	9,941,195	5,229,260
Health Care	5,575,113	3,813,476
Industrials	41,040,888	18,028,313
Materials	4,394,896	3,724,084
Short-term securities	7,858,000	7,182,000
Total Level 2	123,981,851	58,903,910
Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	24,541,222	5,355,334
Total Level 3	24,541,222	5,355,334
Total Investments	$373,276,566	$91,030,764

Level 1 to Level 2 Transfers**:
Consumer Discretionary	$21,138,899	$8,367,509
Consumer Staples	24,346,368	9,052,417
Financials	9,941,195	5,229,260
Health Care	5,575,113	3,813,476
Industrials	41,040,888	18,028,313
Materials	4,394,896	3,724,084
Total	$106,437,359	$48,215,059
Level 2 to Level 1 Transfers**:
Industrials	–	1,456,381
Total	$–	$1,456,381

*Includes certain securities trading primarily outside the U.S. whose value the Funds adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy and discontinuation of a liquidity discount triggered the transfer of an investment between Level 2 and Level 1 of the fair value hierarchy during the three months ended January 31, 2016.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2016 (Unaudited)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2016:

	Davis	Davis
	Global	International
	Fund	Fund
Investment Securities:
Beginning balance	$24,362,121	$5,337,810
Cost of purchases	495,314	133,918
Decrease in unrealized appreciation	(316,213)	(116,394)
Ending balance	$24,541,222	$5,355,334

Decrease in unrealized appreciation during the period on Level 3 securities still held at January 31, 2016	$(316,213)	$(116,394)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	January 31, 2016	Technique	Input	Amount
Davis Global Fund	Common Stock	$5,209,890	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount Rate	6.45%

	Preferred Stock	13,239,716	Market Approach	Transaction Price	$30.5765

	Preferred Stock	6,091,616	Market Approach	Transaction Price	$3.8607
		$24,541,222

Davis International Fund	Preferred Stock	3,579,561	Market Approach	Transaction Price	$30.5765

	Preferred Stock	1,775,773	Market Approach	Transaction Price	$3.8607
		$5,355,334

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investment. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 31, 2016

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: March 31, 2016